INTEREST INCOME (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	$ (809,956)	$ (719,850)	$ (799,636)
Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(629,467)	(617,200)	(644,540)
Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(180,489)	(102,650)	(155,096)
Demand Deposits [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(16,285)	(14,546)	(17,046)
Demand Deposits [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(14,914)	(13,851)	(16,003)
Demand Deposits [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(1,371)	(695)	(1,043)
Repurchase Agreements [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(6,439)	(6,514)	(2,822)
Repurchase Agreements [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(6,439)	(6,514)	(2,822)
Repurchase Agreements [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting
Time Deposits And Liabilities [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(352,345)	(362,330)	(438,666)
Time Deposits And Liabilities [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(317,061)	(341,821)	(399,720)
Time Deposits And Liabilities [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(35,284)	(20,509)	(38,946)
Interbank Loan [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(39,971)	(26,805)	(19,803)
Interbank Loan [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(39,971)	(26,805)	(19,803)
Interbank Loan [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting
Issued Debt Instruments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(374,682)	(296,197)	(303,425)
Issued Debt Instruments [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(241,455)	(220,027)	(197,973)
Issued Debt Instruments [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(133,227)	(76,170)	(105,452)
Other financial liabilities [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(2,808)	(3,249)	(3,789)
Other financial liabilities [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(2,698)	(2,946)	(3,008)
Other financial liabilities [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(110)	(303)	(781)
Other Interest Expense [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(17,426)	(10,209)	(14,085)
Other Interest Expense [Member] | Hedged Of Interest [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	(6,929)	(5,236)	(5,211)
Other Interest Expense [Member] | Hedged Of Inflation Adjustments [Member]
Disclosure of financial assets [line items]
Interest expense not including expenses from hedge accounting	$ (10,497)	$ (4,973)	$ (8,874)